Other current assets (Tables)	6 Months Ended
Mar. 31, 2026
Other current assets
Schedule of other current assets
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Security deposits	$1,041,476	$28,000
Advances to third parties	1,403,292	989,986
Prepaid expenses	24,787	9,900
Prepaid value-added tax	30,675	29,723
Sub-total	2,500,230	1,057,609
Less: allowance for credit losses	(775,616)	(685,345)
Other current assets, net	$1,724,614	$372,264

Schedule of other current assets, allowance for credit losses
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	$685,345	-
Additions	67,260	676,460
Translation adjustments	23,011	455
Balance as of end of period	$775,616	$685,345